UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, Aug 9, 2012

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $498,798 (x1000)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF TR          GOLD MINER ETF   57060U100      354     7900 SH       Sole                     7900
Abbott Laboratories            COM              002824100     7863   121958 SH       Sole                   121708               250
Accenture PLC Ireland          SHS CLASS A      G1151C101    16718   278211 SH       Sole                   276626              1585
Aon plc                        SHS CLASS A      G0408V102    11973   255946 SH       Sole                   254206              1740
Automatic Data Processing, Inc COM              053015103    12787   229740 SH       Sole                   228230              1510
CVS Caremark Corp.             COM              126650100    13965   298850 SH       Sole                   297185              1665
Coca-Cola Company              COM              191216100    11136   142425 SH       Sole                   142105               320
ConocoPhillips                 COM              20825C104     7469   133660 SH       Sole                   133330               330
Darden Restaurants, Inc.       COM              237194105     9674   191076 SH       Sole                   190676               400
Devon Energy Corp.             COM              25179M103     9134   157513 SH       Sole                   156463              1050
Diageo plc                     SPON ADR NEW     25243Q205     8208    79634 SH       Sole                    79454               180
Equifax, Inc.                  COM              294429105    12108   259822 SH       Sole                   258402              1420
Illinois Tool Works, Inc.      COM              452308109     8310   157113 SH       Sole                   156783               330
Intel Corp.                    COM              458140100    22498   844209 SH       Sole                   840234              3975
Jack Henry & Associates, Inc.  COM              426281101     5594   162050 SH       Sole                   161670               380
Johnson & Johnson              COM              478160104    11048   163523 SH       Sole                   163133               390
Johnson Controls, Inc.         COM              478366107     7065   254980 SH       Sole                   254380               600
Lowe's Companies, Inc.         COM              548661107    14940   525329 SH       Sole                   522204              3125
Marathon Oil Corp.             COM              565849106    16938   662435 SH       Sole                   659065              3370
Medtronic, Inc.                COM              585055106    24472   631861 SH       Sole                   628906              2955
Microsoft Corp.                COM              594918104    23923   782046 SH       Sole                   778596              3450
Norfolk Southern Corp.         COM              655844108     9614   133950 SH       Sole                   133680               270
Occidental Petroleum Corp.     COM              674599105    20064   233925 SH       Sole                   232895              1030
Oracle Corp.                   COM              68389X105    21381   719901 SH       Sole                   716316              3585
Parker Hannifin Corp.          COM              701094104    10649   138516 SH       Sole                   137566               950
PepsiCo, Inc.                  COM              713448108    22568   319395 SH       Sole                   317445              1950
Procter & Gamble Company       COM              742718109     9501   155118 SH       Sole                   154758               360
Sigma-Aldrich Corp.            COM              826552101    15982   216172 SH       Sole                   214957              1215
Spectra Energy Corp.           COM              847560109     9435   324670 SH       Sole                   322585              2085
Stryker Corp.                  COM              863667101    10967   199046 SH       Sole                   197761              1285
Synaptics, Inc.                COM              87157D109     9147   319490 SH       Sole                   317795              1695
TJX Companies, Inc.            COM              872540109    10501   244607 SH       Sole                   243122              1485
Teva Pharmaceutical Industries ADR              881624209     9631   244190 SH       Sole                   243640               550
United Technologies Corp.      COM              913017109    21471   284265 SH       Sole                   282845              1420
Viacom, Inc.                   CL B             92553P201     8270   175875 SH       Sole                   175475               400
Vodafone Group plc             SPON ADR NEW     92857W209     8722   309515 SH       Sole                   308815               700
Wal-Mart Stores, Inc.          COM              931142103    10900   156335 SH       Sole                   155955               380
Walt Disney Company            COM DISNEY       254687106     9253   190787 SH       Sole                   189502              1285
Waters Corp.                   COM              941848103    16062   202113 SH       Sole                   201033              1080
Willis Group Holdings plc      SHS              G96666105     8504   233045 SH       Sole                   232555               490